August 28, 1998

Dear Fellow Shareholders:


     A bear market in small capitalization stocks has engulfed us. As of August 27, 1998, the Russell 2000 index of small company stocks was down 16.23% year to date and 25.50% from its high on April 21, 1998. This is the worst sell-off since the third quarter of 1990 in small capitalization stocks.
During these same periods, Nicholas Limited Edition was down 13.24% and 19.89% respectively. Performance figures for periods ended June 30, 1998 can be seen in the chart below:

                                                                               Average Annual Total Return*
                                                                    6 Months   1 Year     3 Years    5 Years   10 Years
                                                                    --------   ------     -------    -------   --------
Nicholas Limited Edition, Inc. (Distributions Reinvested) .....     + 2.47%    +18.29%    +24.14%    +17.82%   +16.39%
Morningstar Small Company Mutual Fund Objective
(Distributions Reinvested) ....................................     + 6.55%    +18.03%    +19.78%    +16.53%   +14.93%
Russell 2000 (Dividends Reinvested) ...........................     + 4.93%    +16.50%    +18.85%    +16.05%   +13.57%
Standard & Poor's 500 (Dividends Reinvested) .................      +17.70%    +30.15%    +30.22%    +23.06%   +18.55%
Ending Value of $10,000 invested in
  Nicholas Limited Edition (Distributions Reinvested) .........     $10,247   $11,829     $19,129    $22,703   $45,622


     The outperformance of large capitalization stocks vs small continued and even widened during the first half of 1998 as can be seen by the huge performance differential between the Standard and Poor's 500 and the Russell 2000 index. This divergence is as wide as we have seen and the duration continues to amaze us. The psychology of the market favors large brand name companies as small company investing has become the equivalent of catching the plague.

     Second quarter earnings growth to slowed due to international economic conditions and inventory adjustments. The combination of worldwide recession fears, high valuations, and liquidity concerns has caused the dismal performance over the last eight months in small capitalization stocks. Corrections like these are normal for equities especially considering the types of returns enjoyed by investors over the most recent past. Market corrections tend to wring out the excesses. High valuations, speculation, and initial public offerings of unseasoned companies tend to disappear during these times.

     The performance of Nicholas Limited Edition has not been spared during this small company correction. Some of our companies are feeling the pressure of the economic slow-down as others have worked off their overvaluations. We use these corrective periods to weed out our mistakes and add to, or establish new positions in companies we feel can continue to grow and whose valuations look more attractive. When the environment for small companies ameliorates, it usually happens quickly and the timing of the turnaround is impossible to forecast. Therefore, we will remain fully invested and continue our research efforts to try and produce superior long term returns for our shareholders.

    Thank you for your continued support.

                                                          Sincerely,



                                                          /s/ David O. Nicholas
                                                          ---------------------
                                                          David O. Nicholas
                                                          Portfolio Manager


*Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

Financial Highlights
(For a share outstanding throughout each period)
-------------------------------------------------------------------------------

                                              Six Months
                                            Ended 6/30/98            Year ended December 31,
                                             (unaudited)
                                            -------------    ------------------------------------------
                                                              1997       1996       1995        1994        1993
                                                              ----       ----       ----        ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD          $25.07         $20.74     $19.22     $17.09      $18.68      $18.77
     INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                       .00(1)         .00(1)     .01        .08         .10         .09
     Net gains(losses) on securities
        (realized and unrealized)                .62           6.82       4.14       5.07        (.68)       1.59
                                              --------       --------   ------     ------      ------      ------
          Total from investment operations       .62           6.82       4.15       5.15        (.58)       1.68
                                              --------       --------   ------     ------      ------      ------

  LESS DISTRIBUTIONS:
  Dividends (from net
       investment income)                         --           (.00)      (.01)      (.08)       (.10)       (.09)
Distributions (from capital gains)                --          (2.49)     (2.62)     (2.94)       (.91)      (1.57)
  Distributions (in excess of book
     realized gains)                              --            --          --         --          --        (.11)(2)
                                              -------        --------   ------     ------      ------      ------
          Total distributions                     --          (2.49)     (2.63)     (3.02)      (1.01)      (1.77)
                                              -------        --------   ------     ------      ------      ------

NET ASSET VALUE, END OF PERIOD                $25.69         $25.07     $20.74     $19.22      $17.09      $18.68
                                             --------        --------   ------     ------      ------      ------
                                             --------        --------   ------     ------      ------      ------


TOTAL RETURN                                   2.47%(3)       33.02%    21.81%     30.18%      (3.04%)       9.03%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)          $382.9         $328.0     $232.8     $169.6      $142.6     $180.8
Ratio of expenses to average net assets         .82%(4)      $  .86%      .86%       .90%        .90%         .88%
Ratio of net investment income
  to average net assets                         .03%(4)        .01%       .06%       .38%        .52%         .42%
Portfolio turnover rate                       18.91%         37.05%     32.31%     35.77%      16.29%       24.35%
Average commission rate paid by the
 Fund on portfolio investment
 transactions (5)                             $0.0489        $0.0469    $0.0478    $0.0450         --          --


(1) The amounts round to 0.00, the actual amounts were 0.0037 and 0.0029 for 6/30/98 and 12/31/97 respectively.
(2) Excess distributions of book realized gains is the result of different accounting treatment for book and tax purposes and should not be treated as a return of capital for income tax reporting.  The Fund is required to distribute at least 98 percent of realized gains through October 31 to avoid paying a federal excise tax.  The excess distribution in 1993 generally represents losses on the sale of portfolio securities in the months of November and
    December.  The losses were used to offset future gains.
(3) Not annualized.
(4) Annualized.
(5) Disclosure of this rate is required by the Securities and Exchange Commission on a prospective basis beginning with the Fund's 1996 fiscal year end.


The accompanying notes to financial statements are an integral part of these statements.

Top Ten Portfolio Holdings
June 30, 1998 (unaudited)
-------------------------------------------------------------------------------
                                               Percentage of
Name                                           Net Assets
----                                          -------------

International Speedway Corporation - Class B      4.09%
Harborside Healthcare Corporation ..........      2.82
Heartland Express, Inc. ....................      2.75
Poe & Brown, Inc. ..........................      2.52
Patterson Dental Company ...................      2.48
Knight Transportation, Inc. ................      2.23
Thermo Bioanalysis Corporation..............      2.13
O'Reilly Automotive, Inc. ..................      2.07
Interim Services, Inc.......................      2.03
DBT Online, Inc. ...........................      2.02
                                                 ------
   Total of top ten.........................     25.14%
                                                 ------
                                                 ------

Schedule of Investments
June 30, 1998 (unaudited)
---------------------------------------------------------------------

  Shares or                                                          Quoted
  Principal                                                          Market
   Amount                                                            Value
------------                                                     -------------
                                                                 (Note 1 (a))

 COMMON STOCKS - 94.42%

             BANKS AND FINANCE - 6.04%
     96,912  CNB Bancshares, Inc.                               $   4,651,776
     90,500  Community First Bankshares, Inc.                       2,369,969
     97,500  Marshall & Ilsley Corporation                          4,978,594
    206,580  National City Bancorporation *                         6,868,785
    109,497  State Financial Services Corporation - Class A         2,408,934
    432,800  Surety Capital Corporation * +                         1,839,400
                                                                -------------
                                                                   23,117,458
                                                                -------------
             BUSINESS SERVICES - 12.26%
    203,750  Analysts International Corporation                     5,781,406
    200,000  Checkfree Holdings Corporation *                       5,887,500
    217,500  Concord EFS, Inc. *                                    5,682,188
    286,250  DBT Online, Inc. *                                     7,728,750
    100,000  Envoy Corporation *                                    4,737,500
    107,150  G&K Services, Inc. - Class A                           4,674,418
    242,222  Interim Services, Inc. *                               7,781,382
    237,000  TESSCO Technologies, Incorporated * +                  4,680,750
                                                                -------------
                                                                   46,953,894
                                                                -------------
             CONSUMER PRODUCTS AND SERVICES - 3.96%
    210,000  Extended Stay America, Inc. *                          2,362,500
    468,700  ThermoQuest Corporation *                              7,001,206
    339,600  ThermoTrex Corporation *                               5,815,650
                                                                -------------
                                                                   15,179,356
                                                                -------------
             HEALTH CARE PRODUCTS - 11.58%
    311,200  Ballard Medical Products                               5,601,600
    260,000  DENTSPLY International Inc.                            6,500,000
     96,000  Elan Corporation, plc *                                6,174,000
    135,200  Forest Laboratories, Inc. *                            4,833,400
    373,125  PSS World Medical, Inc. *                              5,456,953
    376,000  Respironics, Inc. *                                    5,851,500
     85,000  Sofamor/Danek Group, Inc. *                            7,357,813
    111,950  Thermo Cardiosystems Inc. *                            2,546,862
                                                                -------------
                                                                   44,322,128
                                                                --------------
             HEALTH CARE SERVICES - 20.01%
    240,500  American HomePatient, Inc. *                           4,599,562
    480,000  American Oncology Resources, Inc. *                    5,865,024
    414,000  Assisted Living Concepts Incorporated *                7,141,500
    180,000  Concentra Managed Care, Inc. *                         4,680,000
    236,000  Emeritus Corporation *                                 2,787,750
    452,200  Harborside Healthcare Corporation * +                 10,796,275
    158,488  National HealthCare Corporation *                      4,992,372
    201,500  National Surgery Centers, Inc. *                       5,856,094
    200,000  NCS Health Care, Inc. - Class A                        5,700,000
    258,750  Patterson Dental Company *                             9,476,719
    120,000  Province Healthcare Company *                          3,322,500
    127,500  Renal Care Group, Inc. *                               5,617,969
    312,750  Res-Care, Inc. *                                       5,766,328
                                                                -------------
                                                                   76,602,093
                                                                -------------
            INDUSTRIAL PRODUCTS AND SERVICES - 10.86%
    282,692  Anicom, Inc. *                                         4,205,043
    150,000  Fastenal Company                                       6,965,625
    265,000  ONIX Systems Inc. *                                    3,411,875
     60,000  Republic Industries, Inc. *                            1,500,000
    190,000  Superior Services, Inc. *                              5,711,875
    450,000  Thermo Bioanalysis Corporation *                       8,156,250
    367,000  Thermo Optek Corporation *                             5,436,188
    408,580  Thermo Vision Corporation * +                          2,860,060
    261,400  ThermoSpectra Corporation *                            3,332,850
                                                                -------------
                                                                   41,579,766
                                                                -------------
             INSURANCE - 5.74%
    325,000  ARM Financial Group, Inc. - Class A                    7,190,625
    259,800  Poe & Brown, Inc.                                      9,661,313
    140,000  Protective Life Corporation                            5,136,250
                                                                -------------
                                                                   21,988,188
                                                                -------------
             MEDIA, COMMUNICATIONS AND
              ENTERTAINMENT -10.10%
    465,000  Artesyn Technologies, Inc. *                           7,440,000
    325,800  Asia Satellite Telecommunications Holdings Limited     5,334,975
      5,000  Championship Auto Racing Teams, Inc. *                    91,250
    338,000  Grand Prix Association of Long Beach, Inc. * +         6,422,000
    539,310  International Speedway Corporation - Class B          15,639,990
    127,500  Penske Motorsports, Inc. *                             3,721,406
                                                                -------------
                                                                   38,649,621
                                                                -------------
             REAL ESTATE - 3.33%
    192,000  CCA Prison Realty Trust                                5,880,000
    125,000  Corrections Corporation of America *                   2,937,500
    119,000  National Health Investors, Inc.                        3,941,875
                                                                -------------
                                                                   12,759,375
                                                                -------------
             RETAIL TRADE - 3.87%
    132,900  Kohl's Corporation *                                   6,894,188
    220,000  O'Reilly Automotive, Inc. *                            7,920,000
                                                                -------------
                                                                  14,814,188
                                                                -------------
             TRANSPORTATION - 6.67%
    260,000  C.H. Robinson Worldwide, Inc.                          6,467,500
    520,188  Heartland Express, Inc. *                             10,533,807
    446,250  Knight Transportation, Inc. *                          8,534,531
                                                                -------------
                                                                   25,535,838
                                                                -------------

                    TOTAL COMMON STOCKS                           361,501,905
                                                                 ------------
                     (cost $245,146,922)

CONVERTIBLE BONDS - 3.13%
     5,100,000  Richey Electronics, Inc.
                 7.00%, due 3/1/06                                  4 679,250
     1,900,000  Thermo Optek Corporation
                 5.00%, due 10/15/00                                2 132,750
     2,275,000  ThermoQuest Corporation
                 5.00%, due 8/15/00                                 2,496,813
     3,000,000  ThermoTrex Corporation
                 3.25%, due 11/1/07                                 2,666,250
                                                                 ------------
                    TOTAL CONVERTIBLE BONDS                        11 975 063
                                                                 ------------
                     (cost $13,083,063)

SHORT-TERM INVESTMENTS - 2.47%
                Commercial Paper - 1.43%
     1,000,000  ConAgra, Incorporated
                 5.63%, due July 1, 1998                            1,000,000
     1,500,000  Lockheed Martin Corporation
                 5.67%, due July 6, 1998                            1,498,819
     1,000,000  Manpower Inc.
                 5.70%, due July 8, 1998                              998,891
     2,000,000  Tyson Foods, Inc.
                 5.67%, due July 16, 1998                           1,995,275
                                                                 ------------
                                                                    5,492,985
                                                                 ------------

                Variable Rate Demand Notes - 1.04%
       400,000  Pitney Bowes Credit Corporation
                 5.27%, due July 1, 1998                              400,000
     3,565,962  Warner-Lambert Company
                 5.25%, due July 1, 1998                            3,565,962
                                                                 ------------
                                                                    3,965,962
                                                                 ------------
                    TOTAL SHORT-TERM INVESTMENTS
                     (cost $9,442,185)                              9,458,947
                                                                 ------------

                    TOTAL INVESTMENTS
                     (cost $267,672,170)                          382,935,915
                                                                 ------------

                  LIABILITIES, NET OF CASH
                    AND RECEIVABLES-(0.02%)                          (82,764)
                                                                 ------------

                    TOTAL NET ASSETS
                     (Basis of percentages
                      disclosed above)                           $382,853,151
                                                                 ------------
                                                                 ------------



     * Nondividend paying security.
     + This company is affiliated with the Fund as defined in Section 2(a)(3) of the Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities (Note 5).



The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
-----------------------------------
June 30, 1998 (unaudited)
-------------------------------------------------------------------------------
ASSETS:
       Investments in securities at market value (Note 1 (a)) --
             Nonaffiliated issuers (cost $249,410,223) - see
             accompanying schedule of investments...............   $356,337,430
             Affiliated issuers (cost $18,261,947) - see
             accompanying schedule of investments (Note 5)......     26,598,485
                                                                   ------------
                   Total investments............................    382,935,915
                                                                   ------------

       Receivables --
             Investment securities sold.........................        882,295
             Dividends and
interest........................................................        470,496
                                                                   ------------
                   Total receivables............................      1,352,791
                                                                   ------------
                   Total assets.................................    384,288,706
                                                                   ------------

LIABILITIES:
       Payables --
             Investment securities purchased....................        508,685
             Management fee (Note 2)............................        229,835
             Other payables and accrued expenses................        697,035
                                                                   ------------
                   Total liabilities............................      1,435,555
                                                                   ------------
                   Total net assets.............................   $382,853,151
                                                                   ------------
                                                                   ------------

NET ASSETS CONSIST OF:
       Fund shares issued and outstanding.......................   $252,812,567
       Net unrealized appreciation on investments (Note 3)......    115,246,983
       Accumulated undistributed net realized gains on investments   14,737,949
       Accumulated undistributed net investment income..........         55,652
                                                                   ------------
                                                                   $382,853,151
                                                                   ------------
                                                                   ------------

NET ASSET VALUE PER SHARE ($.01 par value, 20,000,000 shares authorized), offering price and redemption price ($382,853,151./.14,902,795) shares
  outstanding)..................................................         $25.69
                                                                         ------
                                                                         ------



The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 1998 (unaudited)
-------------------------------------------------------------------------------

INCOME:
       Dividends..................................................  $   699,524
       Interest...................................................      855,951
                                                                    -----------
                                                                      1,555,475
                                                                    -----------

EXPENSES:
       Management fee (Note 2)....................................    1,358,493
       Transfer agent fees........................................       75,655
       Registration fees..........................................       33,942
       Custodian fees.............................................        8,380
       Legal fees.................................................        8,218
       Printing fees..............................................        7,175
       Postage and mailing fees...................................        5,964
       Directors' fees............................................          500
       Other operating expenses...................................        1,496
                                                                    -----------
                                                                      1,499,823
                                                                    -----------
             Net investment income................................       55,652
                                                                    -----------

NET REALIZED GAINS ON INVESTMENTS (Note 1 (b)):...................   14,737,949
                                                                    -----------

NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS ..........   (6,516,272)
                                                                    -----------
             Net gain on investments..............................    8,221,677
                                                                    -----------
             Net increase in net assets resulting from operations.  $ 8,277,329
                                                                    -----------
                                                                    -----------


The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 1998 (unaudited)
and the year ended December 31, 1997
-------------------------------------------------------------------------------

                                                                                     1998           1997
                                                                                 -----------     ----------
OPERATIONS:
    Net investment income...................................................... $     55,652    $    34,492
    Net realized gains on investments (Note 1 (b)).............................   14,737,949     29,741,180
    Net increase (decrease) in unrealized appreciation on investments..........  (6,516,272)     47,262,890
                                                                                 -----------    -----------
         Net increase in net assets resulting from operations..................    8,277,329     77,038,562
                                                                                 -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
    Distributions from net investment income ($0.0029 per share in 1997).......       --            (34,492)
    Distributions from net realized gains on investments ($2.4886 per share
      in 1997).................................................................       --        (29,741,180)
                                                                                ------------    -----------
         Total distributions...................................................       --        (29,775,672)
                                                                                ------------    -----------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (3,363,584 and 2,829,418 shares, respectively).   86,852,060     70,335,372
    Net asset value of shares issued in distribution to shareholders
      (1,126,020 shares in 1997)...............................................                  27,925,295
    Cost of shares redeemed (1,544,201 and 2,094,015 shares, respectively).....  (40,298,504)   (50,255,447)
                                                                                ------------    -----------
         Increase in net assets derived from capital share
           transactions........................................................   46,553,556     48,005,220
                                                                                ------------    -----------
         Total increase in net assets..........................................   54,830,885     95,268,110
                                                                                ------------    -----------

NET ASSETS, at the beginning of the period.....................................  328,022,286    232,754,156
                                                                                ------------    -----------

NET ASSETS, at the end of the period (including undistributed net investment
  income of $55,652 at June 30, 1998) and 0 at December 31, 1997............... $382,853,151   $328,022,266
                                                                                 -----------    -----------
                                                                                 -----------    -----------


         The accompanying notes to financial statements are an integral part of these statements.

Historical Record (unaudited)
-------------------------------------------------------------------------------

                                                          Net Investment                    Dollar       Growth of
                                               Net           Income       Capital Gain     Weighted      An Initial
                                            Asset Value   Distributions   Distributions   Price/Earnings  $10,000
                                             Per Share      Per Share       Per Share        Ratio**     Investment***
                                            -----------   -------------   -------------   -------------- -------------
May 18, 1987 *.............................    $10.00      $  --          $   --              --           $10,000
December 31, 1987 .........................      9.15       .0900             --            13.9 times       9,242
December 31, 1988..........................     11.29       .0969           .2527           14.1            11,762
December 31, 1989..........................     12.49       .1453           .6151           16.3            13,804
December 31, 1990..........................     12.03       .1207           .1213           14.2            13,566
December 31, 1991..........................     16.86       .1228           .2407           21.9            19,429
December 31, 1992..........................     18.77       .0815           .8275           18.8            22,690
December 31, 1993..........................     18.68       .0867          1.6782           20.4            24,738
December 31, 1994..........................     17.09       .1031           .9065           18.3            23,985
December 31, 1995..........................     19.22       .0761          2.9353           25.2            31,223
December 31, 1996..........................     20.74       .0124          2.6151           30.7            38,031
December 31, 1997..........................     25.07       .0029          2.4886           33.0            50,590
June 30, 1998..............................     25.69         --             --             30.9            51,841

    *Date of Initial Public Offering.
   **Based on latest 12 months accomplished earnings.
  ***Assuming reinvestment of all distributions.

Range in quarter end price/earnings ratios
     High                 Low
 -------------       -------------
 9/30/97  35.5       6/30/88  13.3

Notes to Financial Statements
June 30, 1998 (unaudited)
-------------------------------------------------------------------------------

(1) Summary of Significant Accounting Policies --
        Nicholas Limited Edition, Inc. (the "Fund"): is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. Current income is a small factor in considering the selection of investments. The following is a summary of the significant accounting policies of the Fund.

        (a) Each equity security, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Most debt securities, excluding short-term investments, are valued at current evaluated bid price. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for Federal income tax purposes.

        (b) Net realized gains and losses on common stocks were computed on the basis of specific certificates.

        (c) Provision has not been made for Federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

        (d) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

        (e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

(2) Investment Adviser and Management Agreement --
        The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on 1/16th of 1% (.75 of 1% on an annual basis) of the average net asset value. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. The advisory agreement is subject to an annual review by the directors of the Fund.

(3) Net Unrealized Appreciation --
        Aggregate gross unrealized appreciation (depreciation) as of June 30, 1998, based on investment cost for Federal tax purposes is as follows:
             Aggregate gross
             unrealized appreciation on investments                $127,929,642
             Aggregate gross unrealized depreciation
             on investments                                        (12,682,659)
                                                                   -----------
                  Net unrealized appreciation                      $115,246,983
                                                                    -----------
                                                                    -----------

(4) Investment Transactions --
        For the six months ended June 30, 1998, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $92,607,746 and $32,867,994, respectively.

(5) Transactions with Affiliates --
        Following is an analysis of fiscal 1998 transactions with "affiliated companies" as defined by the Investment Company Act of 1940:

                                                                     Share Activity
                                                  --------------------------------------------------
                                                     Balance                               Balance
               Security Name                         12/31/97    Purchases      Sales      6/30/98
               -------------                         --------    ---------      -----      -------
        Grand Prix Association of Long Beach, Inc.    251,000      87,000        --        338,000
        Harborside Healthcare Corporation             452,200        --          --        452,200
        Surety Capital Corporation                    432,800        --          --        432,800
        TESSCO Technologies, Incorporated             177,000      60,000        --        237,000
        Thermo Vision Corporation                     343,580      65,000        --        408,580

There were no dividends from, or gains/losses on, affiliated companies for the six months ended June 30, 1998.



                         OFFICERS AND DIRECTORS

                           ALBERT O. NICHOLAS
                         President and Director

                           THOMAS J. SAEGER
            Executive Vice President, Secretary and Director

                           MELVIN L. SCHULTZ
                               Director

                           DAVID L. JOHNSON
                       Executive Vice President

                           LYNN S. NICHOLAS
                         Senior Vice President

                           DAVID O. NICHOLAS
                         Senior Vice President

                            JEFFREY T. MAY
                         Senior Vice President

                           CANDACE L. LESAK
                            Vice President

                            MARK J. GIESE
                           Vice President

                          TRACY C. EBERLEIN
                       Assistant Vice President

                           MARY C. GOSEWEHR
                              Treasurer

                         INVESTMENT ADVISOR

                        NICHOLAS COMPANY, INC.
                     414-272-6133 or 800-227-5987

                     CUSTODIAN AND TRANSFER AGENT

                        FIRSTAR TRUST COMPANY
                     414-276-0535 or 800-544-6547

                    INDEPENDANT PUBLIC ACCOUNTANTS

                         ARTHUR ANDERSEN LLP
                         Milwaukee, Wisconsin

                              COUNSEL

                     MICHAEL, BEST & FRIEDRICH
                       Milwaukee, Wisconsin


 This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

NICHOLAS LIMITED EDITION

700 N. Water Street
Milwaukee, WIsconsin 53202

June 30, 1998